Stock-Based Compensation - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	May. 01, 2011	May. 01, 2010	May. 01, 2009	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of common stock shares authorized to be acquired under stock options granted	912,000	890,000	954,000
Vesting period	2 years	2 years	2 years
Exercisable period (in years)	4 years	4 years	4 years
Grant-date fair value per share of stock options							¥ 772	¥ 988	¥ 699
Recognized compensation cost for stock options				¥ 0	¥ 0	¥ 95
Fair value of vested shares				0	0	570
Cash received from the exercise of stock options				¥ 826	¥ 221	¥ 28